As filed with the Securities and Exchange Commission on May 19, 2008

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08795

40|86 Strategic Income Fund
(Exact name of registrant as specified in charter)

11825 N. Pennsylvania Street
Carmel, IN 46032
(Address of principal executive offices) (Zip code)

Jeffrey M. Sautz
11825 N. Pennsylvania Street
Carmel, IN 46032
(Name and address of agent for service)

317-817-4086
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  March 31, 2008

Item 1. Schedule of Investments.

40|86 Strategic Income Fund

Schedule of Investments (Unaudited)			March 31, 2008

SHARES OR
PRINCIPAL	INTEREST		MATURITY
AMOUNT	RATE		DATE	VALUE
CORPORATE BONDS - 123.88%
Aerospace & Defense - 1.51%
$500,000	Bombardier, Inc. (a) (c) (d)	8.000%	11/15/2014	$517,500
500,000	Esterline Technologies, Corp.	6.625%	03/01/2017	502,500
				1,020,000
Athletic Equipment - 0.60%
500,000	Riddell Bell Holdings, Inc. (c)	8.375%	10/01/2012	408,750

Automobiles - 1.73%
500,000	Ford Motor Co.	7.450%	07/16/2031	332,500
1,000,000	General Motors Corp.	7.200%	01/15/2011	837,500
				1,170,000
Automobile Equipment - 0.95%
250,000	RSC Equipment Rental, Inc.	9.500%	12/01/2014	210,000
497,500	Allison Transmission, Inc. (a) (b)	5.920%	08/07/2014	435,750
				645,750
Banking - 0.64%
500,000	ICICI Bank, Ltd. (a) (c) (d)	6.375%	04/30/2022	430,703

Books, Periodicals, And Newspapers - 0.66%
500,000	Nebraska Book Co., Inc. (c)	8.625%	03/15/2012	450,000

Cable & Other Pay Television Services - 8.14%
500,000	Charter Communications Holdings I LLC/CCH I Capital Corp.	11.000%	10/01/2015	350,000
500,000	Charter Communications Holdings II LLC/CCH II Capital Corp.	10.250%	09/15/2010	457,500
1,000,000	Charter Communications Operating LLC (a) (c)	8.375%	04/30/2014	905,000
725,000	CSC Holdings, Inc.	6.750%	04/15/2012	703,250
500,000	DirecTV Holdings LLC	6.375%	06/15/2015	468,750
1,200,000	EchoStar DBS Corp. (c)	6.625%	10/01/2014	1,095,000
750,000	Mediacom Broadband LLC/Corp	8.500%	10/15/2015	633,750
1,000,000	NTL Cable PLC (d)	9.125%	08/15/2016	900,000
				5,513,250
Chemicals & Allied Products - 3.28%
630,000	Hercules, Inc. (c)	6.750%	10/15/2029	595,350
500,000	Hexcel Corp.	6.750%	02/01/2015	486,250
500,000	Huntsman International LLC	7.875%	11/15/2014	532,500
585,000	Nalco Co. (c)	8.875%	11/15/2013	604,012
				2,218,112
Commercial Services & Supplies - 4.61%
467,135	ARAMARK Corporation (a) (b)	7.360%	01/26/2014	435,898
500,000	ARAMARK Corporation (b)	8.500%	02/01/2015	503,750
29,213	ARAMARK Corporation (a) (b)	6.705%	01/26/2014	27,260
750,000	Corrections Corporation of America (c)	6.250%	03/15/2013	738,750
500,000	First Data Corporation (a)	9.875%	09/24/2015	411,875
500,000	FTI Consulting, Inc. (c)	7.750%	10/01/2016	520,000
500,000	Service Corporation International	6.750%	04/01/2016	486,250
				3,123,783
Communications - 7.23%
497,500	Alltell Corporation (a) (b)	7.490%	05/16/2015	446,721
750,000	Cincinnati Bell, Inc. (c)	8.375%	01/15/2014	706,875
500,000	Citizens Communications Co. (c)	6.250%	01/15/2013	455,000
750,000	Intelsat Bermuda Ltd. (d)	11.250%	06/15/2016	764,062
1,110,000	Qwest Communications International, Inc. (c)	7.250%	02/15/2011	1,071,150
500,000	Sprint Capital Corp.	8.375%	03/15/2012	462,876
1,000,000	Windstream Corp. (c)	8.125%	08/01/2013	987,500
				4,894,184
Communications Equipment - 0.72%
500,000	Belden CDT Inc.	7.000%	03/15/2017	485,000

Construction Materials - 0.88%
755,000	U.S. Concrete, Inc. (c)	8.375%	04/01/2014	596,450

Containers & Packaging - 4.43%
500,000	Ball Corp. (c)	6.625%	03/15/2018	497,500
500,000	Graham Packaging Co. (c)	8.500%	10/15/2012	452,500
850,000	Graphic Packaging International Corp. (c)	9.500%	08/15/2013	820,250
500,000	Jefferson Smurfit Corp.	8.250%	10/01/2012	453,125
750,000	Owens-Brockway (c)	8.250%	05/15/2013	780,000
				3,003,375
Drawing & Insulating of Nonferrous Wire - 1.54%
1,080,000	Superior Essex Communications & Essex Group LLC (c)	9.000%	04/15/2012	1,044,900

Electric, Gas, & Sanitary Services - 12.09%
5,000	AES Corporation (a)	8.750%	05/15/2013	5,225
900,000	Atlas Pipeline Partners LP (c)	8.125%	12/15/2015	920,250
500,000	Dynegy, Inc.	8.375%	05/01/2016	497,500
250,000	Edison Mission Energy	7.500%	06/15/2013	257,500
500,000	Edison Mission Energy	7.200%	05/15/2019	496,250
500,000	Intergen NV (a) (d)	9.000%	06/30/2017	525,000
667,840	Midwest Generation LLC (c)	8.560%	01/02/2016	724,607
1,000,000	Mirant North America LLC	7.375%	12/31/2013	1,015,000
1,000,000	NRG Energy, Inc. (c)	7.250%	02/01/2014	990,000
7,000	NRG Energy, Inc.	7.375%	02/01/2016	6,877
1,120,000	Pacific Energy Partners LP (c)	7.125%	06/15/2014	1,186,420
710,000	Targa Resources, Inc.	8.500%	11/01/2013	656,750
997,500	Texas Comptetitive Electric Holdings Co., Inc. (a) (b)	6.537%	10/10/2014	902,946
7,000	TXU Corp.	5.550%	11/15/2014	5,501
				8,189,826
Electrical Equipment - 0.73%
500,000	Baldor Electric Company	8.625%	02/15/2017	497,500

Electronic, Other Electrical Equipment, Except Computers - 1.76%
275,000	Flextronics International, Ltd. (d)	6.250%	11/15/2014	254,375
500,000	L-3 Communications Corp.	6.375%	10/15/2015	491,250
500,000	Sanmina-SCI Corp.	8.125%	03/01/2016	445,000
				1,190,625
Food & Kindred Products - 3.46%
500,000	Dean Foods Company (c)	7.000%	06/01/2016	440,000
500,000	Del Monte Corp. (c)	6.750%	02/15/2015	481,250
260,000	Dole Food Co., Inc.	7.250%	06/15/2010	201,500
500,000	Pilgrim's Pride Corporation	8.375%	05/01/2017	442,500
500,000	Smithfield Foods, Inc.	7.750%	07/01/2017	490,000
500,000	Sturm Foods, Inc. (a) (b)	11.380%	07/31/2014	290,000
				2,345,250
Health Care Equipment & Supplies - 2.79%
500,000	Advanced Medical Optics, Inc.	7.500%	05/01/2017	432,500
497,500	Biomet, Inc. (a) (b)	7.776%	02/15/2015	488,078
500,000	Boston Scientific Corp. (c)	6.250%	11/15/2015	468,750
500,000	FMC Finance III SA (d)	6.875%	07/15/2017	502,500
				1,891,828
Health Care Providers & Services - 2.91%
500,000	Community Health Systems, Inc. (c)	8.875%	07/15/2015	504,375
1,000,000	HCA, Inc.	9.250%	11/15/2016	1,040,000
500,000	Health Management Association	6.125%	04/15/2016	425,000
				1,969,375
Health Services - 2.79%
955,000	Davita, Inc. (c)	7.250%	03/15/2015	935,900
1,000,000	Res-Care, Inc. (c)	7.750%	10/15/2013	955,000
				1,890,900
Heavy Construction Equipment Rental & Leasing - 0.68%
507,000	United Rentals North America, Inc.	6.500%	02/15/2012	461,370

Hotels, Restaurants & Leisure - 9.99%
500,000	Boyd Gaming Corp.	7.125%	02/01/2016	405,000
500,000	Ginn-LA CS Borrower LLC (a) (b)	12.364%	06/08/2012	280,000
250,000	Harrahs Operating Co., Inc.	5.500%	07/01/2010	220,000
250,000	Harrahs Operating Co., Inc. (a)	10.750%	02/01/2016	211,875
590,000	Host Marriott LP	7.125%	11/01/2013	581,150
500,000	Las Vegas Sands Corp.	6.375%	02/15/2015	443,750
750,000	MGM Mirage (c)	6.625%	07/15/2015	656,250
500,000	MGM Mirage (c)	6.875%	04/01/2016	440,000
250,000	Outback Steakhouse, Inc. (a)	10.000%	06/15/2015	158,750
500,000	Penn National Gaming	6.750%	03/01/2015	456,250
500,000	Pinnacle Entertainment, Inc. (c)	8.250%	03/15/2012	473,750
250,000	Restaurant Co.	10.000%	10/01/2013	156,250
500,000	Royal Caribbean International (d)	7.250%	06/15/2016	458,889
500,000	Station Casinos, Inc.	6.875%	03/01/2016	293,750
575,000	Vail Resorts, Inc. (c)	6.750%	02/15/2014	563,500
1,000,000	Wynn Las Vegas LLC (c)	6.625%	12/01/2014	967,500
				6,766,664
Industrial & Commercial Machinery - 2.88%
1,185,000	Case Corp. (c)	7.250%	01/15/2016	1,155,375
800,000	Terex Corp. (c)	7.375%	01/15/2014	796,000
				1,951,375
Insurance - 0.49%
238,083	Bisys Insurance Group Inc. (a) (b)	6.000%	08/01/2014	223,798
500,000	Stingray Partnership Trust (a)	5.902%	01/12/2015	107,500
				331,298
IT Services - 1.14%
760,000	Sungard Data Systems, Inc. (c)	9.125%	08/15/2013	771,400

Machinery - 1.15%
500,000	American Railcar Industries, Inc. (c)	7.500%	03/01/2014	442,500
385,000	TriMas Corp.	9.875%	06/15/2012	336,875
				779,375
Measuring Instruments, Photo Goods, Watches - 0.74%
500,000	DRS Technologies, Inc.	7.625%	02/01/2018	502,500

Media - 0.95%
1,884	Idearc, Inc. (a) (b)	6.830%	11/15/2014	1,518
500,000	Reader's Digest Association, Inc. (a)	9.000%	02/15/2017	336,250
500,000	Umbrella Acquisition (a)	9.750%	03/15/2015	305,000
				642,768
Metals & Mining - 1.57%
1,000,000	Freeport-McMoRan Copper & Gold Inc.	8.375%	04/01/2017	1,063,750

Multiline Retail - 1.11%
750,000	Neiman Marcus Group, Inc. (c)	10.375%	10/15/2015	753,750

Non-depository Credit Institutions - 2.44%
1,000,000	Ford Motor Credit Co. (c)	8.000%	12/15/2016	783,931
1,000,000	General Motors Acceptance Corp. (c)	7.750%	01/19/2010	865,307
				1,649,238
Oil & Gas - 9.86%
950,000	Chesapeake Energy Corp. (c)	6.625%	01/15/2016	935,750
750,000	El Paso Production Holding Co. (c)	7.000%	06/15/2017	775,132
7,500	Grant Prideco, Inc.	6.125%	08/15/2015	7,706
500,000	Kinder Morgan Finance (d)	5.700%	01/05/2016	476,250
750,000	Opti Canada, Inc. (d)	7.875%	12/15/2014	736,875
500,000	Pioneer Natural Resources Company	5.875%	07/15/2016	457,857
750,000	Range Resources Corp. (c)	7.500%	05/15/2016	772,500
1,000,000	Southwestern Energy Co. (a)	7.500%	02/01/2018	1,040,000
500,000	Tesoro Corp.	6.500%	06/01/2017	450,000
500,000	Williams Companies, Inc. (c)	7.500%	01/15/2031	523,750
500,000	Williams Partners LP	7.250%	02/01/2017	505,000
				6,680,820
Paper & Forest Products - 3.04%
7,500	Abitibi-Consolidated, Inc. (d)	6.000%	06/20/2013	3,675
7,500	Bowater Canada Finance (d)	7.950%	11/15/2011	5,175
1,000,000	Buckeye Technologies, Inc. (c)	8.500%	10/01/2013	1,015,000
500,000	Cenveo Corp. (c)	7.875%	12/01/2013	407,500
750,000	Georgia-Pacific Corp. (c)	7.375%	12/01/2025	626,250
				2,057,600
Personal Products - 1.42%
1,000,000	NBTY, Inc. (c)	7.125%	10/01/2015	960,000

Pharmaceutical Preparations - 0.72%
500,000	Chattem, Inc.	7.000%	03/01/2014	488,750

Printing, Publishing, & Allied Industries - 1.66%
500,000	Nielsen Finance LLC/Corp.	10.000%	08/01/2014	500,000
500,000	RH Donnelley Corp. (c)	6.875%	01/15/2013	307,500
500,000	RH Donnelley Corp. (a)	8.875%	10/15/2017	315,000
				1,122,500
Real Estate Investment Trusts (REITs) - 2.15%
750,000	Senior Housing Properties Trust (c)	8.625%	01/15/2012	774,375
750,000	Tower 2006-1 F (a) (c)	7.036%	02/15/2036	681,698
				1,456,073
Refuse Systems - 1.24%
850,000	Allied Waste (c)	6.875%	06/01/2017	837,250

Semiconductor & Semiconductor Equipment - 0.52%
250,000	Freescale Semiconductor, Inc.	9.125%	12/15/2014	183,750
250,000	Freescale Semiconductor, Inc.	10.125%	12/15/2016	170,000
				353,750
Special Purpose Entity - 3.83%
750,000	Dow Jones CDX NA HY 6 Trust I (a)	6.750%	06/29/2012	728,437
500,000	C & M Finance Co. Ltd. (a) (c) (d)	8.100%	02/01/2016	505,000
500,000	KAR Holdings, Inc.	8.750%	05/01/2014	447,500
532,500	Trains HY - 1 - 2006 (a) (b)	8.280%	05/01/2016	508,461
500,000	Yankee Acquisition Corp.	8.500%	02/15/2015	406,250
				2,595,648
Television Broadcasting Stations - 1.40%
500,000	Lin Television Corp. (c)	6.500%	05/15/2013	466,250
474,000	Sinclair Broadcast Group, Inc. (c)	8.000%	03/15/2012	479,925
				946,175
Textiles, Apparel & Luxury Goods - 2.13%
500,000	Brown Shoe Inc. (c)	8.750%	05/01/2012	497,500
250,000	Dollar General Corp.	10.625%	07/15/2015	242,500
500,000	HBI Branded Apparel Ltd. Inc. (a) (b)	9.150%	03/05/2014	480,000
250,000	Michaels Stores, Inc.	10.000%	11/01/2014	220,000
				1,440,000
Tobacco - 1.51%
1,000,000	Alliance One International, Inc. (c)	11.000%	05/15/2012	1,020,000

Transportation - 3.35%
750,000	Hertz Corp.	8.875%	01/01/2014	714,375
1,500,000	TFM SA de CV (c) (d)	9.375%	05/01/2012	1,556,250
				2,270,625
Transportation Equipment - 3.01%
835,000	Tenneco Automotive, Inc.	8.625%	11/15/2014	824,563
750,000	TransDigm Group, Inc.	7.750%	07/15/2014	753,750
500,000	TRW Automotive Acquisition (a)	7.250%	03/15/2017	457,500
				2,035,813
Wholesale Trade - 1.45%
1,000,000	Vedanta Resources PLC (a) (c) (d)	6.625%	02/22/2010	982,500
	Total corporate bonds (cost $89,639,658)			83,900,553

FOREIGN GOVERNMENT BONDS - 1.85%
500,000	Federated Republic of Brazil (c) (d)	10.500%	07/14/2014	636,250
620,000	Federated Republic of Turkey (c) (d)	7.375%	02/05/2025	618,450
	Total foreign government bonds (cost $1,147,607)			1,254,700

SHORT-TERM INVESTMENTS - 0.19%
127,208	AIM Liquid Assets	3.156%		127,208
	Total short-term investments (Cost $127,208)			127,208

	Total investments - 125.92% of net assets (cost $90,914,473)			$85,282,461
	Liabilities, less other assets - (25.92)%			(17,556,178)
	Total Net Assets - 100.00%			$67,726,283

(a) Restricted under Rule 144A of the Securitites Act of 1933.
(b) Variable Rate - The rate reported is the rate in effect as of March 31, 2008.
(c) All or a portion of these securities were included in a pledge account
(d) Foreign security or a U.S. security of a foreign company.
(e) The cost basis of investments for federal income tax purposes at March 31, 2008 was as follows*:
Tax cost of investments	$91,017,148

Gross unrealized appreciation	657,680
Gross unrealized depreciation	(6,392,363)
Net unrealized depreciation	$(5,734,683)

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Fair Value of Financial Instruments
The following table provides the fair value measurements of applicable Company assets by level within the fair value hierarchy as of March 31, 2008. These assets are measured on a recurring basis.

	Fair Value Measurements at Reporting Date Using
	Quoted Prices in
	Active markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs
3/31/2008	(Level 1)	(Level 2)	(Level 3)

$85,282,461	$127,208	$85,155,253	$ —
$85,282,461	$127,208	$85,155,253	$ —

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  40|86 Strategic Income Fund

By (Signature and Title)     /s/ Audrey L. Kurzawa
Audrey L. Kurzawa, President

Date           May 9, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)   /s/ Audrey L. Kurzawa
Audrey L. Kurzawa, President

Date           May 9, 2008

By (Signature and Title)    /s/ Todd M. Hacker
Todd M. Hacker, Treasurer

Date           May 9, 2008